Fair value	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Fair value

Note 28 - Fair value

The accounting policy on fair value of financial instruments is presented in Note 2c IV.

a) Assets and liabilities measured at fair value

The following table presents the assets and liabilities measured at fair value on a recurring basis, segregated between levels of the fair value hierarchy.

	12/31/2024				12/31/2023
	Level 1	Level 2	Level 3	Book Value / Fair Value	Level 1	Level 2	Level 3	Book Value / Fair Value
Financial assets	535,394	130,188	2,158	667,740	523,741	117,030	2,371	643,142
Financial assets at fair value through profit or loss	432,075	127,422	1,940	561,437	396,210	114,775	2,118	513,103
Investment funds	1,280	35,823	-	37,103	225	26,345	-	26,570
Brazilian government securities	358,886	2,810	-	361,696	333,539	8,553	-	342,092
Government securities – Latin America	4,381	-	-	4,381	2,875	-	-	2,875
Government securities – Abroad	1,473	-	-	1,473	2,562	-	-	2,562
Corporate securities	66,055	87,177	1,940	155,172	57,009	78,526	2,118	137,653
Shares	7,659	18,115	106	25,880	9,089	17,375	71	26,535
Rural product note	-	941	-	941	-	4,203	-	4,203
Bank deposit certificates	-	450	-	450	-	128	-	128
Real estate receivables certificates	265	1,289	100	1,654	197	1,268	126	1,591
Debentures	55,942	29,466	1,734	87,142	45,070	29,583	1,895	76,548
Eurobonds and other	1,968	23	-	1,991	2,459	-	5	2,464
Financial bills	-	33,071	-	33,071	-	22,548	4	22,552
Promissory and commercial notes	-	1,216	-	1,216	-	2,585	17	2,602
Other	221	2,606	-	2,827	194	836	-	1,030
Other Financial Assets	-	1,612	-	1,612	-	1,351	-	1,351
Financial assets at fair value through other comprehensive income	103,319	2,766	218	106,303	127,531	2,255	253	130,039
Brazilian government securities	64,377	-	-	64,377	83,672	233	-	83,905
Government securities – Latin America	21,470	-	-	21,470	23,872	-	-	23,872
Government securities – Abroad	13,026	-	-	13,026	9,910	-	-	9,910
Corporate securities	4,446	2,766	218	7,430	10,077	2,022	253	12,352
Shares	509	57	-	566	5,900	50	193	6,143
Rural product note	-	126	-	126	-	-	-	-
Bank deposit certificates	-	83	-	83	-	44	-	44
Real estate receivables certificates	-	57	-	57	-	67	-	67
Debentures	761	519	218	1,498	1,045	728	-	1,773
Eurobonds and other	3,162	1,650	-	4,812	3,061	936	60	4,057
Financial credit bills	-	53	-	53	-	-	-	-
Other	14	221	-	235	71	197	-	268
Designated as fair value through profit or loss	318	-	-	318	-	-	-	-
Brazilian government securities	43	-	-	43	-	-	-	-
Government securities – Latin America	275	-	-	275	-	-	-	-
Non-financial assets	2,345	-	-	2,345	-	-	-	-
Financial liabilities at fair value through profit or loss	-	(862)	-	(862)	-	(856)	-	(856)
Structured notes	-	(318)	-	(318)	-	(296)	-	(296)
Other financial liabilities	-	(544)	-	(544)	-	(560)	-	(560)

The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2024				12/31/2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	5	92,062	372	92,439	6	54,983	262	55,251
Swap Contracts – adjustment receivable	-	55,106	322	55,428	-	37,721	236	37,957
Option Contracts	-	21,139	31	21,170	-	7,712	6	7,718
Forward Contracts	-	1,721	18	1,739	-	3,255	19	3,274
Credit derivatives	-	632	1	633	-	281	1	282
NDF - Non Deliverable Forward	-	12,207	-	12,207	-	5,378	-	5,378
Other derivative financial instruments	5	1,257	-	1,262	6	636	-	642
Liabilities	(67)	(85,171)	(175)	(85,413)	(112)	(51,974)	(389)	(52,475)
Swap Contracts – adjustment payable	-	(51,242)	(152)	(51,394)	-	(35,369)	(372)	(35,741)
Option Contracts	-	(20,580)	(8)	(20,588)	-	(8,971)	(1)	(8,972)
Forward Contracts	-	(1,435)	(15)	(1,450)	-	(2,966)	(16)	(2,982)
Credit derivatives	-	(795)	-	(795)	-	(149)	-	(149)
NDF - Non Deliverable Forward	-	(10,761)	-	(10,761)	-	(4,478)	-	(4,478)
Other derivative financial instruments	(67)	(358)	-	(425)	(112)	(41)	-	(153)

In all periods, there were no material transfer between Level 1 and Level 2. Transfers to and from Level 3 are presented in movements of Level 3.

The assets and liabilities measured at fair value on a recurring basis are classified as follows:

Level 1: Securities and Other non-financial assets with liquid prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, government securities from Latin America, government securities from other countries, shares, debentures with price published by Associação Brasileira das Entidades dos Mercados Financeiros e de Capitais (ANBIMA) and other traded in an active market.

Level 2: Securities, derivatives and others that do not have price information available and are priced based on conventional or internal models. The inputs used by these models are captured directly or built from observations of active markets. Most derivatives traded over-the-counter, certain Brazilian government bonds, debentures and other corporate securities whose credit component effect is not considered relevant, are at this level.

Level 3: Securities and derivatives for which pricing inputs are generated by statistical and mathematical models. Debentures and other corporate securities that do not fit into level 2 rule and derivatives with maturities greater than the last observable vertices of the discount curves are at this level.

Governance of Level 3 recurring fair value measurement

The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily processes of price capture, calculation and disclosure are periodically checked according to formally defined tests and criteria and the information is stored in a single corporate data base.

The most frequent cases of assets classified as Level 3 are justified by the discount factors used and corporate bonds whose credit component is relevant. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, their related factors – have inputs with terms shorter than the maturities of fixed-income assets.

Level 3 recurring fair value changes

The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to swap and option.

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2024	12/31/2023	Recognized in income	Recognized in other comprehensive income				12/31/2024

Financial assets at fair value through profit or loss	2,118	286	-	1,209	(585)	(1,088)	1,940	(994)
Corporate securities	2,118	286	-	1,209	(585)	(1,088)	1,940	(994)
Shares	71	36	-	3	(4)	-	106	(98)
Real estate receivables certificates	126	(27)	-	83	(95)	13	100	(78)
Debentures	1,895	306	-	950	(259)	(1,158)	1,734	(818)
Promissory notes	17	-	-	-	-	(17)	-	-
Eurobonds and other	5	(41)	-	132	(87)	(9)	-	-
Financial bills	4	-	-	-	(4)	-	-	-
Other	-	12	-	41	(136)	83	-	-
Financial assets at fair value through other comprehensive income	253	12	6	504	(372)	(185)	218	-
Corporate securities	253	12	6	504	(372)	(185)	218	-
Shares	193	-	-	-	(193)	-	-	-
Debentures	-	7	(1)	216	(144)	140	218	-
Eurobonds and other	60	5	7	288	(35)	(325)	-	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2023	Recognized in income	Recognized in other comprehensive income				12/31/2024

Derivatives - assets	262	176	-	235	(216)	(85)	372	270
Swap Contracts – adjustment receivable	236	164	-	168	(169)	(77)	322	271
Option Contracts	6	13	-	67	(47)	(8)	31	(2)
Forward contracts	19	(1)	-	-	-	-	18	-
Credit derivatives	1	-	-	-	-	-	1	1
Derivatives - liabilities	(389)	(215)	-	(306)	239	496	(175)	13
Swap Contracts – adjustment payable	(372)	(233)	-	(252)	216	489	(152)	6
Option Contracts	(1)	17	-	(54)	23	7	(8)	7
Forward contracts	(16)	1	-	-	-	-	(15)	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2023	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Financial assets at fair value through profit or loss	339	(5)	-	920	(300)	1,164	2,118	(1,009)
Corporate securities	339	(5)	-	920	(300)	1,164	2,118	(1,009)
Shares	86	(14)	-	9	(10)	-	71	(100)
Real estate receivables certificates	151	(38)	-	2	-	11	126	(64)
Debentures	84	(36)	-	740	(67)	1,174	1,895	(845)
Rural Product Note	7	5	-	2	-	(14)	-	-
Promissory notes	-	(3)	-	20	-	-	17	-
Eurobonds and other	4	84	-	137	(220)	-	5	-
Financial bills	7	(3)	-	10	(3)	(7)	4	-
Financial assets at fair value through other comprehensive income	58	(19)	153	51	(8)	18	253	-
Corporate securities	58	(19)	153	51	(8)	18	253	-
Shares	45	(3)	151	-	-	-	193	-
Bank deposit certificates	13	(13)	-	-	-	-	-	-
Debentures	-	-	(1)	35	-	(34)	-	-
Eurobonds and other	-	(3)	3	16	(8)	52	60	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Derivatives - assets	671	80	-	157	(104)	(542)	262	244
Swap Contracts – adjustment receivable	631	108	-	133	(94)	(542)	236	240
Option Contracts	34	(32)	-	14	(10)	-	6	1
Forward contracts	6	3	-	10	-	-	19	3
Credit derivatives	-	1	-	-	-	-	1	-
Derivatives - liabilities	(569)	(74)	-	(387)	189	452	(389)	273
Swap Contracts – adjustment payable	(561)	(70)	-	(369)	176	452	(372)	274
Option Contracts	(2)	(3)	-	(9)	13	-	(1)	(1)
Forward contracts	(6)	(1)	-	(9)	-	-	(16)	-

Sensitivity analysis of Level 3 operations

The fair value of financial instruments classified in Level 3 is measured through valuation techniques based on correlations and associated products traded in active markets, internal estimates and internal models.

Material unobservable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Material variations in any of these inputs separately may give rise to material changes in the fair value.

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates, in asset prices and in scenarios with varying shocks to prices and volatilities for nonlinear assets, considering:

Interest rate: Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.

Commodities, Index and Shares: Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.

Nonlinear:

Scenario I: Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

Scenario II: Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

Sensitivity – Level 3 Operations		12/31/2024		12/31/2023
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(7.4)	(0.1)	(3.5)	-
	II	(185.8)	(3.1)	(89.2)	(0.9)
	III	(372.2)	(6.2)	(178.9)	(1.8)
Commodities, Indexes and Shares	I	(5.7)	-	(13.3)	(9.6)
	II	(11.4)	-	(26.7)	(19.2)
Nonlinear	I	(25.1)	-	(0.1)	-
	II	(45.8)	-	(0.2)	-

b) Financial assets and liabilities not measured at fair value

The following table presents the book value and estimated fair value for financial assets and liabilities not measured at fair value.

	12/31/2024		12/31/2023
	Book value	Fair value	Book value	Fair value
Financial assets	1,912,804	1,913,073	1,686,225	1,693,038
At Amortized Cost	1,912,804	1,913,073	1,686,225	1,693,038
Central Bank of Brazil deposits	160,698	160,698	145,404	145,404
Interbank deposits	66,931	66,931	51,007	51,009
Securities purchased under agreements to resell	243,220	243,220	238,321	238,321
Securities	327,507	325,734	260,743	260,427
Loan and lease operations	1,025,493	1,027,535	910,590	917,717
Other financial assets	136,713	136,713	127,699	127,699
(-) Provision for expected loss	(47,758)	(47,758)	(47,539)	(47,539)
Financial liabilities	2,153,704	2,155,880	1,948,360	1,948,549
At Amortized Cost	2,148,776	2,150,952	1,944,162	1,944,351
Deposits	1,054,741	1,054,745	951,352	951,332
Securities sold under repurchase agreements	388,787	388,787	362,786	362,786
Interbank market funds	372,294	372,587	328,645	328,667
Institutional market funds	140,547	142,426	119,591	119,778
Other financial liabilities	192,407	192,407	181,788	181,788
Provision for Expected Loss	4,928	4,928	4,198	4,198
Loan commitments	3,940	3,940	3,311	3,311
Financial guarantees	988	988	887	887

The methods used to estimate the fair value of financial instruments measured at fair value on a non-recurring basis are:

    •   Central Bank of Brazil deposits, Securities purchased under agreements to resell and Securities sold under repurchase agreements - The carrying amounts for these instruments are close to their fair values.

    •   Interbank deposits, Deposits, lnterbank market funds and lnstitutional market funds - They are calculated by discounting estimated cash flows at market interest rates.

    •   Securities - Under normal conditions, the prices quoted in the market are the best indicators of the fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, are priced by conventional or internal models, with inputs captured directly, built based on observations of active markets, or generated by statistical and mathematical models.

    •   Loan and lease operations - Fair value is estimated for groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans is determined by discounting estimated cash flows, at interest rates applicable to similar loans. For the majority of loans at floating rates, the carrying amount is considered to be close to their market value. The fair value of loan and lease operations not overdue is calculated by discounting the expected payments of principal and interest to maturity. The fair value of overdue loan and lease transactions is based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions for cash flows and discount rates rely on information available in the market and knowledge of the individual debtor.

    •   Other financial assets / liabilities - Primarily composed for receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate to their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card issuers, deposits in guarantee (indexed to market rates) made by ITAÚ UNIBANCO HOLDING  to secure lawsuits or very short-term receivables (generally with a maturity of approximately 5 business days). All of these items represent assets/liabilities without material associated market, credit or liquidity risks.

Financial instruments not included in the Balance Sheet (Note 32) are represented by Letters of credit to be released and Financial guarantees, which amount to R$ 196,845 (R$ 123,471 at 12/31/2023) with an estimated fair value of R$ 111 (R$ 123 at 12/31/2023).